Investment in equity method investee	12 Months Ended
Apr. 30, 2026
Investments, All Other Investments [Abstract]
Investment in equity method investee

8.	Investment in equity method investee

During the year ended April 30, 2026, the Company acquired a 40% equity interest in RGT (BVI) Limited and accounted for the investment under the equity method. The movement in the Equity in earnings of equity method investee was as follows:

	2026	2025	2024
Balance at beginning of the year	$-	$-	$-
Investment during the year	400	-	-
Equity in earnings of equity method investee	199,309	-	-
Balance at end of the year	$199,709	$-	$-

The Company’s equity in earnings of RGT (BVI) Limited of US$199,309 for the year ended April 30, 2026 was included in the consolidated statements of operations and comprehensive income. The Company had no equity method investments as of April 30, 2025 and 2024.